Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Meeder Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0000702435
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 16, 2021
Document Effective Date	dei_DocumentEffectiveDate	Apr. 16, 2021
Prospectus Date	rr_ProspectusDate	Apr. 16, 2021
Meeder Institutional Prime Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MEEDER INSTITUTIONAL PRIME MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide current income consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high-quality, short-term money market instruments, such as securities backed by the full faith and credit of the U.S. Government, securities issued by U.S. Government agencies, municipal obligations, obligations issued by corporations and financial institutions, repurchase agreements, and money market mutual funds that invest in such securities.

The Fund is a money market fund managed to meet the quality, maturity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940. Consistent with these requirements, the Fund:

•	Computes its price per share for purposes of distribution, redemption and repurchase by rounding the Fund’s current net asset value per share to a minimum of the fourth decimal place.

•	Only buys securities that present minimal credit risks and that are “Eligible Securities” under applicable regulation.

•	Only buys securities with remaining maturities of 397 calendar days or less as determined under Rule 2a-7.

•	Will not invest more than 5% of its total assets in the securities of a single issuer, other than in U.S. Government securities or as permitted under Rule 2a-7.

•	Will not hold more than 5% of its total assets in illiquid securities.

•	Maintains a dollar-weighted average portfolio maturity of 60 calendar days or less.

•	Maintains a maximum weighted average life maturity of 120 calendar days or less.

•	Maintains at least 10 percent of total assets in “daily liquid assets” as defined in Rule 2a-7.

•	Maintains at least 30 percent of total assets in “weekly liquid assets” as defined in Rule 2a-7.

The Fund will limit its purchases to U.S. Government securities and securities of its agencies and instrumentalities, bank obligations and instruments secured thereby, high quality commercial paper, high-grade corporate obligations, funding agreements, repurchase agreements and money market mutual funds that invest in such securities. The Fund may also invest in municipal and other short-term obligations issued by the states, territories or possessions of the United States and their respective agencies, instrumentalities and political subdivisions. The Fund generally will attempt to purchase securities with longer maturities when it believes interest rates are falling and will attempt to purchase securities with shorter maturities when it believes interest rates are rising.

The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non-government securities such as fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality, except that the term of a fixed income security used as collateral may be longer than permissible for the Fund to invest directly.

Other than as set forth in the Statement of Additional Information (“SAI”), the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Credit Risk. Investments in fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

Investment Company Risk. To the extent the Fund invests in money market mutual funds (“the underlying funds”), you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Market Risk. The value of securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; epidemics, pandemics and other public health crises; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Fund and its investments. Such events may have significant adverse direct or indirect effects on the Fund and its investments and different sectors of the market or different security types may react differently to such developments

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial circumstance may make it difficult for the municipality to make interest and principal payments when due. Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress.

Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund’s performance results have varied from year to year. The table shows the Fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information, including current yields, is available by visiting www.meederinvestment.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the Fund’s performance results have varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.meederinvestment.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31/20 Institutional Prime Money Market Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2nd Qtr. 2019	0.64%
Worst Quarter:	4th Qtr. 2020	0.01%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/20
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Performance prior to October 7, 2016, reflects the performance of a predecessor fund, the Institutional Class of the Meeder Prime Money Market Fund, which was distributed and transferred to the Institutional Prime Money Market Fund upon its inception.

Meeder Institutional Prime Money Market Fund | Meeder Institutional Prime Money Market Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FLPXX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 665
Annual Return 2011	rr_AnnualReturn2011	0.20%
Annual Return 2012	rr_AnnualReturn2012	0.16%
Annual Return 2013	rr_AnnualReturn2013	0.14%
Annual Return 2014	rr_AnnualReturn2014	0.11%
Annual Return 2015	rr_AnnualReturn2015	0.11%
Annual Return 2016	rr_AnnualReturn2016	0.38%
Annual Return 2017	rr_AnnualReturn2017	0.96%
Annual Return 2018	rr_AnnualReturn2018	1.90%
Annual Return 2019	rr_AnnualReturn2019	2.31%
Annual Return 2020	rr_AnnualReturn2020	0.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.57%
5 Years	rr_AverageAnnualReturnYear05	1.22%
10 Years	rr_AverageAnnualReturnYear10	0.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 07, 2016

[1]	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.